Intangible Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets (Details) [Line Items]
Estimated useful life term			6 years 2 months 12 days
Amortized value	$ 1,895,871		$ 514,618
Minimum [Member]
Intangible Assets (Details) [Line Items]
Estimated useful life term	6 years 2 months 12 days
Maximum [Member]
Intangible Assets (Details) [Line Items]
Estimated useful life term	6 years 9 months 29 days